Note 5 - Acquisitions	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Combination Disclosure [Text Block]
5.	Acquisitions

2021 acquisitions:

The Company acquired controlling interests in eighteen smaller tuck-under acquisitions, which each on an individual basis was immaterial to the financial contribution of the Company’s overall consolidated financial results, four in the FirstService Residential segment and fourteen in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in Florida, Arizona, and New Jersey. In the FirstService Brands segment, the Company acquired ten independent restoration companies operating in Oklahoma, New York City, Indiana, Florida, New Jersey, Hawaii, Virginia, Seattle, and Wisconsin, as well as two fire protection companies operating in Atlanta and Maryland. The Company also acquired two regional operations located in the Midwest U.S., including a California Closets franchise located in Minnesota.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Accounts receivable	$45,619
Other current assets	5,988
Non-current assets	11,260
Accounts payable	(12,030)
Accrued liabilities	(8,886)
Other current liabilities	(12,343)
Non-current liabilities	(1,177)
Deferred tax liabilities	(2,974)
Redeemable non-controlling interest	(18,986)
$6,471

Cash consideration, net of cash acquired of $11,302	$163,221
Acquisition date fair value of contingent consideration	22,537
Total purchase consideration	$185,758

Acquired intangible assets	$42,693
Goodwill	$136,594

“Acquisition-related items” included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended December 31, 2021 totaled $1,787 (2020 - $4,561). Also included in acquisition-related items was an increase of $10,236 related to contingent acquisition consideration fair value adjustments (2020 – reversal of $261).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates. The consideration for the acquisitions during the year ended December 31, 2021 was financed from borrowings under the Credit Agreement and cash on hand.

The amount of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2021, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2020, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2021	$77,216	$7,980
Supplemental pro forma for 2021 (unaudited)	3,410,090	171,374
Supplemental pro forma for 2020 (unaudited)	3,070,422	138,829

Supplemental pro forma results were adjusted for non-recurring items.

2020 acquisitions:

The Company acquired controlling interests in six businesses, two in the FirstService Residential segment and four in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in New York and North Carolina. In the FirstService Brands segment, the Company acquired two fire protection companies operating in Kansas City and Virginia, respectively, as well two independent restoration companies located in Alberta and in the Mid-Atlantic region of the United States.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Current assets	$36,281
Non-current assets	7,277
Current liabilities	(21,491)
Non-current liabilities	(1,350)
Deferred tax liabilities	(2,035)
Redeemable non-controlling interest	(21,293)
$(2,611)

Cash consideration, net of cash acquired of $7,252	$(98,559)
Acquisition date fair value of contingent consideration	(13,259)
Total purchase consideration	$(111,818)

Acquired intangible assets	$57,882
Goodwill	$56,547

In all years presented, the fair values of non-controlling interests for all acquisitions were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of all acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For certain acquisitions completed during the year ended December 31, 2021, goodwill in the amount of $86,081 is deductible for income tax purposes (2020 - $34,661).

The determination of fair values of assets acquired and liabilities assumed in business combinations required the use of estimates and judgement by management, particularly in determining fair values of intangible assets acquired. Intangible assets acquired at fair value on the date of acquisition are recorded using the income approach on an individual asset basis. The assumptions used in estimating the fair values of intangible assets include future EBITDA margins, revenue growth rates, expected attrition rates of acquired customer relationships and the discount rates.

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to two-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at December 31, 2021 was $32,346 (see note 19). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $31,488 to a maximum of $37,044. These contingencies will expire during the period extending to December 2023. During the year ended December 31, 2021, $25,525 was paid with reference to such contingent consideration (2020 - $4,664).